CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 6,353	$ 3,194	$ 5,039
Adjustments required to reconcile net income to net cash flows provided by operating activities:
Depreciation	1,317	1,541	1,781
Share-based compensation	363	250	203
Changes in deferred income tax assets, net	1,327	583	(2,550)
Decrease (increase) in long-term tax receivables	(25)	70	(1,013)
Increase (decrease) in employee severance benefits, net	172	(25)	(5)
Decrease (increase) in trade receivables, net	(1,010)	(3,941)	2,260
Decrease in operating lease right-of-use assets	888	779	261
Decrease in operating lease liabilities	(911)	(768)	(195)
Decrease (increase) in other receivables and prepaid expenses	(169)	437	(18)
Increase in inventories	(1,139)	(806)	(1,023)
Increase (decrease) in trade payables	989	1,543	(451)
Increase (decrease) in other liabilities and accrued expenses	707	972	(414)
Net cash provided by operating activities	8,862	3,829	3,875
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,432)	(3,027)	(1,535)
Investment in short-term bank deposits	(2,719)	0	0
Restricted deposit	192	(2)	(156)
Proceeds from disposals of property and equipment and repayment from insurance	2,000	0	44
Net cash used in investing activities	(2,959)	(3,029)	(1,647)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit, net	0	0	(377)
Exercise of options	863	25	0
Dividend distribution	(1,321)	(994)	0
Repayment of property and equipment payables	0	0	(261)
Proceeds from long-term loans	0	0	3,063
Repayment of long-term loans	(3,348)	(669)	(301)
Net cash provided by (used in) financing activities	(3,806)	(1,638)	2,124
Effect of exchange rate on cash and cash equivalents	(185)	(1,079)	196
Increase in cash and cash equivalents	1,912	(1,917)	4,548
Cash and cash equivalents at the beginning of the year	7,366	9,283	4,735
Cash and cash equivalents at end of the year	9,278	7,366	9,283
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES:
Cash paid during the year for: Interest	84	129	29
Cash paid during the year for: Income taxes	37	38	57
Supplemental Disclosures of non-cash activity:
Purchase of property and equipment in credit	2,125	324	221
Right-of-use assets recognized with corresponding lease liabilities	$ 506	$ 0	$ 0